Real Estate Acquisitions and Dispositions (Tables)	9 Months Ended
Sep. 30, 2014
Real Estate Acquisitions and Dispositions
Summary of purchase price allocation, which is preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition

Investment properties	$413,548
Other assets	67,870
Debt	(206,473)
Other liabilities	(26,584)

Net assets acquired	248,361
Noncontrolling interest	(1,032)
Prior net cash distributions and losses	26,235
Gain on pre-existing interest	(88,843)

Fair value of total consideration transferred	184,721
Less: Units issued	(22,464)
Less: Cash acquired	(7,887)

Net cash paid for acquisitions	$154,370